REGULATORY MATTERS (Regulatory Assets and Liabilities Footnotes) (Detail)	12 Months Ended
Dec. 31, 2014
Regulatory Assets [Line Items]
Property Tax Recovery Period	6 months
Recovery Period for Rate Case Costs	3 years
Recovery Period of Environmental Compliance Adjustor	1 year
Total Bill Credit Refunds Over 5 Years [Member]
Regulatory Assets [Line Items]
Years Over Which Fortis Acquisition Bill Credit Are Paid	5 years
Minimum [Member]
Regulatory Assets [Line Items]
Expected Life Of Mines	14 years
Maximum [Member]
Regulatory Assets [Line Items]
Expected Life Of Mines	20 years